Property and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following:

$ thousands	2014	2013
Machinery and equipment	$-	$-
Leasehold improvements	180	-
Vehicles	-	62
Office and sales equipment	38	141
Total property and equipment	218	203
Less accumulated depreciation	(11)	(155)
Property and equipment-net	$207	$48

Depreciation Expense [Table Text Block]
Depreciation expense is included in the consolidated statement of operations for the years ended December 31, 2014, 2013 and 2012, as follows:

$ thousands	2014	2013	2012
Discontinued operations-dietary supplements	$65	$236	$236
Operating expenses	22	12	28
Total depreciation expense	$87	$248	$264